Eaton Vance

Short Duration Strategic Income Fund

January 31, 2022 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2022, the Fund owned 9.0% of Emerging Markets Local Income Portfolio’s outstanding interests, 18.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 98.8% of Global Opportunities Portfolio’s outstanding interests, 8.6% of High Income Opportunities Portfolio’s outstanding interests and 3.0% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2022 is set forth below.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Emerging Markets Local Income Portfolio (identified cost, $132,659,850)		$124,452,492	4.3%
Global Macro Absolute Return Advantage Portfolio (identified cost, $437,859,040)		435,822,311	15.2
Global Opportunities Portfolio (identified cost, $1,917,429,063)		1,811,301,654	63.1
High Income Opportunities Portfolio (identified cost, $98,340,755)		94,666,110	3.3
Senior Debt Portfolio (identified cost, $278,129,683)		285,914,727	10.0

Total Investments in Affiliated Portfolios (identified cost $2,864,418,391)		$2,752,157,294	95.9%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	13,705,403	$115,673,597	4.0%

Total Investments in Affiliated Investment Funds (identified cost $122,912,255)		$115,673,597	4.0%

Total Investments (identified cost $2,987,330,646)		$2,867,830,891	99.9%

Other Assets, Less Liabilities		$1,975,984	0.1%

Net Assets		$2,869,806,875	100.0%

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $115,673,597, which represents 4.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$116,897,621	$2,289,849	$—	$—	$(3,513,873)	$115,673,597	$2,289,849	13,705,403

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,752,157,294	$—	$—	$2,752,157,294
Investments in Affiliated Investment Funds	115,673,597	—	—	115,673,597
Total Investments	$2,867,830,891	$—	$—	$2,867,830,891

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at January 31, 2022 is available by calling Eaton Vance at 1-800-262-1122 or in EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Global Opportunities Portfolio

January 31, 2022

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 18.0%

Security	Principal Amount	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 6.254%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000,000	$1,953,924
Allegany Park CLO, Ltd.:
Series 2019-1A, Class D, 3.954%, (3 mo. USD LIBOR + 3.70%), 1/20/33(1)(2)	1,700,000	1,703,412
Series 2019-1A, Class ER, (90-day average SOFR + 6.40%), 1/20/35(1)(3)	1,000,000	1,000,500
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000,000	2,937,663
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.326%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000,000	1,883,644
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000,000	3,913,956
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000,000	2,923,761
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 5.609%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500,000	3,264,901
Barings CLO, Ltd., Series 2018-1A, Class D, 5.741%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000,000	4,788,175
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 3.469%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000,000	2,001,242
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 6.204%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000,000	2,922,036
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.854%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000,000	4,596,040
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 5.604%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000,000	2,816,190
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 3.241%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000,000	2,001,076
Series 2018-16A, Class E, 6.941%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000,000	1,990,348
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class DR, 3.591%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500,000	1,502,325
Series 2019-17A, Class ER, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750,000	746,747
Benefit Street Partners CLO XXV, Ltd.:
Series 2021-25A, Class D, 3.643%, (3 mo. USD LIBOR + 3.40%), 1/15/35(1)(2)	3,000,000	2,994,723
Series 2021-25A, Class E, 7.093%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000,000	992,144
Betony CLO 2, Ltd., Series 2018-1A, Class D, 5.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000,000	2,881,263
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 1.254%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500,000	3,497,074
Series 2015-3A, Class DR, 5.654%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000,000	1,857,434
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000,000	944,628
BlueMountain CLO XXII, Ltd., Series 2018-1A, Class E, 6.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750,000	709,702
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 3.754%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500,000	3,496,003

Security	Principal Amount	Value
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	$4,000,000	$3,805,268
Series 2016-2A, Class ER, 6.239%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000,000	941,606
Series 2017-1A, Class E, 6.491%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000,000	970,535
Series 2018-1A, Class E, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000,000	1,920,356
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000,000	943,924
Series 2014-3RA, Class D, 5.668%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000,000	1,891,866
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000,000	2,698,527
Series 2015-5A, Class DR, 6.954%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500,000	3,333,008
Series C17A, Class DR, 6.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000,000	2,837,307
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.854%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000,000	985,552
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 1.474%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,125,000	1,125,969
Crown City CLO III, Series 2021-1A, Class C, 3.554%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000,000	995,495
Dryden CLO, Ltd., Series 2018-55A, Class E, 5.641%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000,000	972,060
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 5.791%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000,000	1,933,970
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 2.904%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000,000	4,875,180
Series 2015-21A, Class ER, 5.504%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000,000	3,825,080
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000,000	1,940,680
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.254%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000,000	2,846,091
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 6.004%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000,000	2,706,519
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 3.304%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000,000	1,967,734
Series 2021-53A, Class E, 6.954%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000,000	988,769
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 4.041%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000,000	3,003,390
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 3.761%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500,000	3,522,648
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.654%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000,000	1,001,173
Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 6.741%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750,000	2,673,693
ICG US CLO, Ltd., Series 2018-2A, Class E, 6.009%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000,000	934,838
KKR SFR Warehouse Participation, 3.55%, (30-day average SOFR + 3.50%), 12/13/23(2)	5,453,995	5,453,995
LCM XXV, Ltd., Series 25A, Class A, 1.464%, (3 mo. USD LIBOR + 1.21%), 7/20/30(1)(2)	3,828,000	3,830,626
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 3.855%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500,000	3,523,296
Series 2015-17A, Class ER, 6.755%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500,000	2,488,813
Mountain View CLO, LLC, Series 2017-2A, Class AR, 1.281%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	7,000,000	6,993,399
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.301%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000,000	1,982,774

Security	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.454%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	$2,000,000	$1,992,504
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.358%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400,000	4,432,993
Northwoods Capital, Ltd., Series 2018-11BA, Class A1, 1.348%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,851,794	9,867,242
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,203,139	1,184,505
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	9,403,270	9,311,086
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500,000	1,474,668
Series 2015-1A, Class DR4, 6.66%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000,000	1,994,042
Series 2018-1A, Class D, 5.391%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000,000	3,875,236
Series 2018-2A, Class D, 5.839%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500,000	2,481,020
Series 2021-2A, Class E, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000,000	1,000,468
Series 2022-1A, Class D, (90-day average SOFR + 3.05%), 4/20/35(1)(3)	2,450,000	2,451,225
Pnmac Gmsr Issuer Trust:
Series 2018-GT1, Class A, 2.958%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	5,000,000	5,011,678
Series 2018-GT2, Class A, 2.758%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272,000	4,282,534
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, 4.608%, (1 mo. USD LIBOR + 4.50%), 2/25/55(1)(2)	2,500,000	2,490,250
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.241%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000,000	2,997,705
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.191%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000,000	2,846,826
Sandstone Peak, Ltd., Series 2021-1A, Class D, 3.859%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000,000	4,013,676
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 1.391%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000,000	11,004,983
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 1.325%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	10,000,000	9,997,450
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	59,909,866	59,138,466
Upland CLO, Ltd., Series 2016-1A, Class DR, 6.154%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000,000	1,904,006
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.504%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000,000	1,838,452
VM Pronto SFR Warehouse Participation, 3.60%, (30-day average SOFR + 3.55%), 9/3/24(2)	21,733,297	21,733,297
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000,000	4,628,745
Series 2014-1A, Class DR2, 6.241%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	2,000,000	1,845,158
Series 2015-3A, Class DR, 6.454%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000,000	1,874,282
Series 2017-4A, Class A1, 1.371%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	5,087,000	5,090,139
Series 2018-2A, Class E, 5.491%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000,000	929,527
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 1.394%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	3,804,039	3,808,151
Series 2019-1A, Class CR, 3.859%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500,000	2,510,593
Series 2021-2A, Class E, 7.201%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000,000	976,710

Total Asset-Backed Securities (identified cost $333,800,106)		$329,220,669

Closed-End Funds — 0.5%

Security	Shares	Value
Nuveen Global High Income Fund	83,400	$1,266,012
PGIM Global High Yield Fund, Inc.	430,326	6,205,301
Western Asset High Income Opportunity Fund, Inc.	383,997	1,831,666

Total Closed-End Funds (identified cost $8,409,895)		$9,302,979

Collateralized Mortgage Obligations — 13.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$65,872	$71,631
Series 4273, Class SP, 11.728%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516,145	666,627
Series 4637, Class CU, 3.00%, 8/15/44	236,367	236,334
Series 5071, Class SP, 3.25%, (3.30% - 30-day average SOFR), 2/25/51(5)	4,339,804	4,183,459
Series 5083, Class SK, 3.80%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(5)	4,020,149	3,771,948
Series 5139, Class DZ, 2.50%, 9/25/51	2,618,447	2,595,917
Series 5144, Class Z, 2.50%, 9/25/51	8,886,470	8,897,246
Series 5150, Class QZ, 2.50%, 10/25/51	2,937,714	2,912,232
Series 5150, Class ZJ, 2.50%, 10/25/51	4,600,394	4,501,047
Series 5152, Class ZP, 3.00%, 7/25/50	20,065,908	20,070,987
Series 5159, Class ZP, 3.00%, 11/25/51	1,452,524	1,460,399
Series 5159, Class ZT, 3.00%, 11/25/51	1,866,128	1,861,226
Series 5160, Class ZY, 3.00%, 10/25/50	13,007,973	12,928,013
Series 5163, Class Z, 3.00%, 11/25/51	2,202,971	2,206,334
Series 5166, Class ZN, 3.00%, 9/25/50	3,690,211	3,698,764
Series 5168, Class MZ, 3.00%, 10/25/51	2,959,184	2,953,828
Interest Only:(6)
Series 2631, Class DS, 6.994%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	917,966	87,348
Series 2953, Class LS, 6.594%, (6.70% - 1 mo. USD LIBOR), 12/15/34(5)	278,850	4,514
Series 2956, Class SL, 6.894%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	659,867	123,549
Series 3114, Class TS, 6.544%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,965,572	225,413
Series 3153, Class JI, 6.51%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,651,080	279,846
Series 4007, Class JI, 4.00%, 2/15/42	730,259	89,062
Series 4050, Class IB, 3.50%, 5/15/41	795,052	4,914
Series 4067, Class JI, 3.50%, 6/15/27	3,110,977	210,715
Series 4070, Class S, 5.994%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	6,523,317	956,315
Series 4095, Class HS, 5.994%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,502,548	172,828
Series 4109, Class ES, 6.044%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	82,711	17,359
Series 4109, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,837,771	524,371
Series 4149, Class S, 6.144%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	2,097,983	391,024
Series 4163, Class GS, 6.094%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,821,064	333,230
Series 4169, Class AS, 6.144%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,883,483	416,841
Series 4180, Class GI, 3.50%, 8/15/26	820,152	18,023
Series 4188, Class AI, 3.50%, 4/15/28	2,638,277	156,584
Series 4189, Class SQ, 6.044%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	588,543	94,889
Series 4203, Class QS, 6.144%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,754,850	235,499

Security	Principal Amount	Value
Series 4332, Class IK, 4.00%, 4/15/44	$743,435	$101,283
Series 4332, Class KI, 4.00%, 9/15/43	245,615	2,230
Series 4343, Class PI, 4.00%, 5/15/44	1,831,500	248,306
Series 4370, Class IO, 3.50%, 9/15/41	578,572	12,496
Series 4381, Class SK, 6.044%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,771,923	250,544
Series 4388, Class MS, 5.994%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,843,354	299,884
Series 4408, Class IP, 3.50%, 4/15/44	2,619,066	225,747
Series 4452, Class SP, 6.094%, (6.20% - 1 mo. USD LIBOR), 10/15/43(5)	64,263	291
Series 4497, Class CS, 6.094%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	2,426,821	63,267
Series 4507, Class MI, 3.50%, 8/15/44	1,546,193	47,623
Series 4507, Class SJ, 6.074%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	4,813,379	957,416
Series 4520, Class PI, 4.00%, 8/15/45	12,542,511	1,273,293
Series 4526, Class PI, 3.50%, 1/15/42	342,163	1,251
Series 4528, Class BS, 6.044%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	2,394,872	295,629
Series 4629, Class QI, 3.50%, 11/15/46	2,788,722	386,263
Series 4637, Class IP, 3.50%, 4/15/44	608,141	12,588
Series 4644, Class TI, 3.50%, 1/15/45	2,564,305	235,980
Series 4653, Class PI, 3.50%, 7/15/44	54,037	3
Series 4667, Class PI, 3.50%, 5/15/42	2,207,529	23,458
Series 4672, Class LI, 3.50%, 1/15/43	1,017,170	9,698
Series 4744, Class IO, 4.00%, 11/15/47	2,296,464	335,266
Series 4749, Class IL, 4.00%, 12/15/47	1,796,577	262,623
Series 4767, Class IM, 4.00%, 5/15/45	696,017	2,550
Series 4768, Class IO, 4.00%, 3/15/48	2,228,302	317,051
Series 5051, Class S, 3.551%, (3.60% - 30-day average SOFR), 12/25/50(5)	20,239,598	2,234,274
Series 5070, Class CI, 2.00%, 2/25/51	43,154,397	5,079,169
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	583,871	465,154
Series 4478, Class PO, 0.00%, 5/15/45	1,279,452	1,127,462

		$91,629,115

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.858%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$1,398,757	$1,407,557
Series 2020-HQA4, Class M2, 3.258%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	2,840,349	2,859,030

		$4,266,587

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$54,607	$56,423
Series 1994-42, Class K, 6.50%, 4/25/24	41,848	43,925
Series 2009-62, Class WA, 5.577%, 8/25/39(4)	958,946	1,037,915
Series 2013-6, Class TA, 1.50%, 1/25/43	763,766	774,897
Series 2021-56, Class LZ, 2.50%, 9/25/51	6,122,608	6,015,417
Series 2021-61, Class LZ, 2.50%, 9/25/51	4,413,284	4,402,731
Series 2021-61, Class Z, 2.50%, 9/25/51	9,202,096	9,229,459
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,466,210	1,459,987
Series 2021-77, Class Z, 3.00%, 5/25/51	11,601,686	11,466,775
Series 2021-79, Class Z, 3.00%, 11/25/51	7,544,458	7,554,287
Interest Only:(6)
Series 2004-46, Class SI, 5.892%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,714,613	216,207
Series 2005-17, Class SA, 6.592%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,366,909	262,151

Security	Principal Amount	Value
Series 2005-71, Class SA, 6.642%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	$318,590	$15,000
Series 2005-105, Class S, 6.592%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	1,107,681	213,382
Series 2006-44, Class IS, 6.492%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	952,068	183,222
Series 2006-65, Class PS, 7.112%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	947,658	203,612
Series 2006-96, Class SN, 7.098%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	1,147,725	199,623
Series 2006-104, Class SD, 6.532%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	978,047	171,552
Series 2006-104, Class SE, 6.522%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	652,031	114,141
Series 2007-50, Class LS, 6.342%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	1,248,500	209,534
Series 2008-26, Class SA, 6.092%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,582,491	298,374
Series 2008-61, Class S, 5.992%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	3,017,238	442,929
Series 2010-135, Class SD, 5.892%, (6.00% - 1 mo. USD LIBOR), 6/25/39(5)	10,062	50
Series 2011-101, Class IC, 3.50%, 10/25/26	1,476,935	75,653
Series 2011-101, Class IE, 3.50%, 10/25/26	1,092,100	54,170
Series 2011-104, Class IM, 3.50%, 10/25/26	1,926,911	107,662
Series 2012-52, Class DI, 3.50%, 5/25/27	3,668,087	262,842
Series 2012-94, Class KS, 6.542%, (6.65% - 1 mo. USD LIBOR), 5/25/38(5)	970,611	12,226
Series 2012-94, Class SL, 6.592%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	727,958	9,086
Series 2012-124, Class IO, 1.359%, 11/25/42(4)	4,084,560	181,104
Series 2012-139, Class LS, 6.048%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	3,273,953	685,266
Series 2012-147, Class SA, 5.992%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,710,232	853,470
Series 2012-150, Class PS, 6.042%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	4,251,026	751,936
Series 2012-150, Class SK, 6.042%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	5,769,421	1,152,560
Series 2013-11, Class IO, 4.00%, 1/25/43	12,977,907	1,756,823
Series 2013-12, Class SP, 5.542%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	804,662	51,114
Series 2013-15, Class DS, 6.092%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	5,059,610	727,283
Series 2013-23, Class CS, 6.142%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,678,926	389,182
Series 2013-54, Class HS, 6.192%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	1,246,477	37,912
Series 2013-64, Class PS, 6.142%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,576,099	332,806
Series 2013-66, Class JI, 3.00%, 7/25/43	4,189,087	863,962
Series 2013-75, Class SC, 6.142%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	4,269,350	299,732
Series 2014-32, Class EI, 4.00%, 6/25/44	981,697	132,678
Series 2014-41, Class SA, 5.942%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,626,817	307,191
Series 2014-43, Class PS, 5.992%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,610,053	168,904
Series 2014-55, Class IN, 3.50%, 7/25/44	2,714,432	597,198
Series 2014-64, Class BI, 3.50%, 3/25/44	424,898	12,917
Series 2014-67, Class IH, 4.00%, 10/25/44	1,750,215	310,178
Series 2014-80, Class CI, 3.50%, 12/25/44	1,662,920	291,217
Series 2014-89, Class IO, 3.50%, 1/25/45	2,486,451	438,115
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(5)	2,202,850	20,299
Series 2015-14, Class KI, 3.00%, 3/25/45	3,302,723	567,471
Series 2015-17, Class SA, 6.092%, (6.20% - 1 mo. USD LIBOR), 11/25/43(5)	102,388	516
Series 2015-22, Class GI, 3.50%, 4/25/45	1,094,643	164,455
Series 2015-31, Class SG, 5.992%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	3,159,759	803,950
Series 2015-36, Class IL, 3.00%, 6/25/45	1,925,860	285,888
Series 2015-52, Class MI, 3.50%, 7/25/45	4,600,604	954,656
Series 2015-93, Class BS, 6.042%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	1,939,174	159,910
Series 2017-46, Class NI, 3.00%, 8/25/42	195,777	267
Series 2018-21, Class IO, 3.00%, 4/25/48	5,189,431	698,217

		$59,090,409

Security	Principal Amount	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$11,063,746	$10,993,877
Series 2021-139, Class ZJ, 2.50%, 8/20/51	3,061,251	3,044,630
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,948,327	1,886,457
Series 2021-154, Class ZL, 3.00%, 9/20/51	5,658,756	5,733,304
Series 2021-165, Class MZ, 2.50%, 9/20/51	15,433,099	14,919,714
Series 2021-177, Class DZ, 3.00%, 10/20/51	1,756,422	1,738,371
Interest Only:(6)
Series 2014-68, Class KI, 1.332%, 10/20/42(4)	3,538,890	115,066
Series 2017-104, Class SD, 6.096%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	5,914,218	819,567
Series 2017-121, Class DS, 4.396%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	4,290,954	403,716
Series 2017-137, Class AS, 4.396%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	6,152,566	556,424
Series 2020-134, Class LI, 2.50%, 9/20/50	9,219,366	994,486
Series 2020-146, Class IQ, 2.00%, 10/20/50	20,879,671	2,205,461
Series 2020-146, Class QI, 2.00%, 10/20/50	11,177,939	1,184,839
Series 2020-151, Class AI, 2.00%, 10/20/50	60,950,078	5,898,840
Series 2020-151, Class HI, 2.50%, 10/20/50	1,492,341	130,678
Series 2020-154, Class PI, 2.50%, 10/20/50	15,026,749	1,360,719
Series 2020-167, Class KI, 2.00%, 11/20/50	34,593,493	3,572,121
Series 2020-173, Class DI, 2.00%, 11/20/50	25,642,932	2,469,758
Series 2020-176, Class HI, 2.50%, 11/20/50	37,167,268	3,626,997
Series 2020-185, Class BI, 2.00%, 12/20/50	8,590,646	853,783
Series 2020-191, Class AI, 2.00%, 12/20/50	32,136,973	3,298,892
Series 2021-30, Class AI, 2.00%, 2/20/51	4,504,754	460,401
Series 2021-46, Class IM, 2.50%, 3/20/51	3,255,153	335,745
Series 2021-56, Class SE, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(5)	6,736,072	253,184
Series 2021-67, Class SA, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(5)	45,070,258	1,961,769
Series 2021-77, Class SB, 3.646%, (3.75% - 1 mo. USD LIBOR), 5/20/51(5)	14,429,577	1,527,892
Series 2021-97, Class IG, 2.50%, 8/20/49	47,235,533	4,638,558
Series 2021-125, Class SA, 3.646%, (3.75% - 1 mo. USD LIBOR), 7/20/51(5)	19,374,449	1,617,154
Series 2021-160, Class IT, 2.50%, 9/20/51	19,896,034	2,038,740
Series 2021-175, Class SA, 1.696%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	73,997,102	1,442,966
Series 2021-187, Class SB, 1.696%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	29,645,539	563,713
Series 2021-193, Class IU, 3.00%, 11/20/49	57,564,916	5,391,536
Series 2021-193, Class YS, 2.40%, (2.45% - 30-day average SOFR), 11/20/51(5)	29,721,550	1,377,282

		$87,416,640

Total Collateralized Mortgage Obligations (identified cost $323,110,465)		$242,402,751

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount	Value
FRESB Mortgage Trust:
Series 2021-SB91, Class X1, 0.569%, 8/25/41(4)	$24,958,420	$1,122,448
Series 2021-SB92, Class X1, 0.599%, 8/25/41(4)	26,187,069	1,143,669

Security	Principal Amount	Value
Government National Mortgage Association:
Series 2021-101, Class IO, 0.686%, 4/16/63(4)	$29,337,949	$2,073,996
Series 2021-132, Class IO, 0.719%, 4/16/63(4)	70,288,803	4,949,337
Series 2021-144, Class IO, 0.811%, 4/16/63(4)	28,265,681	2,143,630
Series 2021-186, Class IO, 0.769%, 5/16/63(4)	49,730,298	3,726,137
Series 2023-3, Class IO, 0.641%, 2/16/61(4)	70,049,057	4,630,642
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.551%, 9/15/47(1)(4)	3,430,000	2,737,095
Series 2014-C25, Class D, 3.939%, 11/15/47(1)(4)	8,045,000	6,491,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.351%, 8/15/46(1)(4)(8)	5,000,000	367,500
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000,000	2,295,488

Total Commercial Mortgage-Backed Securities (identified cost $40,606,747)		$31,681,902

Government National Mortgage Association Participation Agreements — 12.3%

Security	Principal Amount	Value
Government National Mortgage Association Participation Agreement, 2.007%, (1 mo. USD LIBOR + 1.92%), 11/1/22(2)	$224,795,672	$224,870,079

Total Government National Mortgage Association Participation Agreements (identified cost $224,795,672)		$224,870,079

U.S. Government Agency Mortgage-Backed Securities — 16.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.764%, (COF + 1.25%), with maturity at 2035(9)	$187,951	$193,025
3.00%, with maturity at 2052	3,000,000	3,070,979
4.388%, (COF + 1.25%), with maturity at 2030(9)	77,469	82,581
7.00%, with various maturities to 2036	792,981	885,298
8.00%, with maturity at 2026	14,609	15,641

		$4,247,524

Federal National Mortgage Association:
3.00%, 30-Year, TBA(10)	$125,100,000	$127,528,891
3.00%, with maturity to 2052	32,000,000	32,788,358
3.338%, (COF + 1.25%), with maturity at 2035(9)	112,058	115,561
4.043%, (COF + 1.78%), with maturity at 2035(9)	460,154	491,835
6.00%, with maturity at 2032	187,402	209,857
6.50%, with maturity at 2036	398,231	445,684
7.00%, with maturity at 2037	326,214	366,472
8.50%, with maturity at 2032	116,749	134,342
9.50%, with maturity at 2028	31,529	34,387

		$162,115,387

Security	Principal Amount		Value
Government National Mortgage Association:
3.00%, with various maturities to 2052		$129,672,479	$132,969,060

			$132,969,060

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $301,627,772)			$299,331,971

Common Stocks — 0.6%

Security	Shares		Value
Brazil — 0.0%(11)
Petroleo Brasileiro S.A. ADR		61,000	$814,350

Total Brazil			$814,350

Bulgaria — 0.4%
Eurohold Bulgaria AD(12)		5,140,100	$6,871,454

Total Bulgaria			$6,871,454

Iceland — 0.2%
Arion Banki HF(1)		1,126,817	$1,591,843
Eik Fasteignafelag HF(12)		1,980,300	198,181
Eimskipafelag Islands HF		125,154	495,278
Hagar HF		530,600	289,014
Reginn HF(12)		808,000	206,373
Reitir Fasteignafelag HF		544,900	373,931
Siminn HF		5,098,858	485,275

Total Iceland			$3,639,895

Total Common Stocks (identified cost $8,033,684)			$11,325,699

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,184	$4,032,330

Total Bermuda			$4,032,330

India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(13)	USD	1,325	$1,261,956

Total India			$1,261,956

Total Convertible Bonds (identified cost $5,139,865)			$5,294,286

Foreign Corporate Bonds — 6.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(14)	USD	938	$930,468

Security	Principal Amount (000’s omitted)		Value
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(13)	USD	493	$478,848
Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	2,730	2,565,040
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(13)	USD	1,740	1,576,292
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(15)	USD	1,918	1,600,928
4.00% to 1/1/23, 2/12/26(13)(15)	USD	3,105	2,591,691
6.95%, 7/21/27(13)	USD	894	587,671
8.50%, 7/28/25(13)	USD	1,207	923,355

Total Argentina			$11,254,293

Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	3,400	$3,323,500

Total Armenia			$3,323,500

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(13)	USD	1,829	$1,856,435

Total Belarus			$1,856,435

Brazil — 1.1%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(13)	USD	750	$751,658
Braskem America Finance Co., 7.125%, 7/22/41(13)	USD	1,072	1,292,328
Braskem Netherlands Finance BV, 5.875%, 1/31/50(13)	USD	2,214	2,416,050
Guara Norte S.a.r.l., 5.198%, 6/15/34(13)	USD	923	863,230
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,965	1,887,333
MV24 Capital BV, 6.748%, 6/1/34(13)	USD	610	608,969
Natura Cosmeticos S.A., 4.125%, 5/3/28(13)	USD	4,816	4,695,600
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(1)	USD	124	122,960
6.72%, 12/1/22(13)	USD	1,056	1,045,860
Oi Movel S.A., 8.75%, 7/30/26(13)	USD	3,758	3,809,673
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,420,654
Vale S.A., 2.762%(16)(17)	BRL	14,736	1,398,225

Total Brazil			$20,312,540

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	2,000	$2,224,597

Total Bulgaria			$2,224,597

China — 0.2%
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(13)	USD	850	$233,750
KWG Group Holdings, Ltd., 7.875%, 9/1/23(13)	USD	519	329,565
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(13)	USD	2,250	1,046,250
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(13)	USD	400	247,000
8.35%, 4/19/23(13)	USD	800	512,000
Times China Holdings, Ltd.:
5.55%, 6/4/24(13)	USD	2,221	1,094,953
6.75%, 7/16/23(13)	USD	1,041	538,717

Total China			$4,002,235

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.1%
Gran Tierra Energy International Holdings, Ltd.:
6.25%, 2/15/25(1)	USD	278	$257,221
6.25%, 2/15/25(13)	USD	738	682,838

Total Colombia			$940,059

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	1,409	$1,250,812

Total El Salvador			$1,250,812

Georgia — 0.3%
Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,850	$1,872,662
Silknet JSC:
8.375%, 1/31/27(13)	USD	1,539	1,556,314
11.00%, 4/2/24(13)	USD	558	592,253
TBC Bank JSC, 8.894% to 11/6/26(13)(16)(18)	USD	1,971	1,988,246

Total Georgia			$6,009,475

Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(13)	USD	1,735	$1,766,568

Total Honduras			$1,766,568

Iceland — 0.3%
Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,559,229
Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	972,180
Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	952,272
WOW Air HF:
0.00%(14)(16)(19)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(14)(19)	EUR	900	0

Total Iceland			$5,483,681

India — 0.3%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(13)	USD	2,689	$2,673,433
JSW Steel, Ltd., 5.05%, 4/5/32(13)	USD	982	910,163
Network i2i, Ltd., 3.975% to 3/3/26(13)(16)(18)	USD	1,010	994,653

Total India			$4,578,249

Indonesia — 0.1%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(20)	USD	881	$750,123
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(13)(20)	USD	2,500	1,936,825

Total Indonesia			$2,686,948

Mexico — 0.6%
Alpha Capital, S.A.S. (Debtor-In-Possession Note), 10.00%, 2/5/22(1)(20)	USD	68	$64,491
Alpha Holding S.A. de CV:
9.00%, 2/10/25(13)(19)	USD	2,815	334,281
10.00%, 12/19/22(13)(19)	USD	1,529	196,874
Braskem Idesa SAPI:
6.99%, 2/20/32(13)	USD	970	964,146
7.45%, 11/15/29(13)	USD	3,559	3,656,961

Security	Principal Amount (000’s omitted)		Value
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	2,637	$2,554,449
Petroleos Mexicanos:
5.95%, 1/28/31	USD	1,500	1,429,433
6.75%, 9/21/47	USD	1,930	1,658,912

Total Mexico			$10,859,547

Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(13)	USD	2,360	$2,392,219

Total Moldova			$2,392,219

Nigeria — 0.2%
IHS Holding, Ltd., 5.625%, 11/29/26(13)	USD	1,555	$1,572,688
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(13)	USD	1,277	1,278,596

Total Nigeria			$2,851,284

Paraguay — 0.2%
Banco Continental SAE, 2.75%, 12/10/25(13)	USD	515	$495,070
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	3,145	3,099,476

Total Paraguay			$3,594,546

Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(13)	USD	2,300	$2,314,145
PetroTal Corp., 12.00%, 2/16/24(1)(13)	USD	1,540	1,617,000
Telefonica del Peru SAA, 7.375%, 4/10/27(13)	PEN	4,500	1,065,182

Total Peru			$4,996,327

Russia — 0.2%
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(13)(16)(18)	USD	1,115	$1,076,987
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(13)	USD	900	870,372
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(13)(16)(18)	USD	2,446	2,234,421

Total Russia			$4,181,780

Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	2,453	$2,517,048

Total Saint Lucia			$2,517,048

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,640	$1,656,226

Total Saudi Arabia			$1,656,226

Singapore — 0.1%
TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	2,502	$2,468,486

Total Singapore			$2,468,486

South Africa — 0.3%
HTA Group, Ltd., 7.00%, 12/18/25(13)	USD	930	$971,506
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(13)(20)	USD	5,019	5,182,538

Total South Africa			$6,154,044

Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(13)	USD	2,305	$2,271,670

Security	Principal Amount (000’s omitted)		Value
QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	1,505	$1,583,952
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(13)	USD	2,022	1,929,502

Total Turkey			$5,785,124

Ukraine — 0.2%
Kernel Holding S.A., 6.75%, 10/27/27(13)	USD	800	$706,000
Metinvest BV:
5.625%, 6/17/25(13)	EUR	1,340	1,337,268
7.75%, 10/17/29(13)	USD	350	303,074
8.50%, 4/23/26(13)	USD	706	630,034

Total Ukraine			$2,976,376

United Arab Emirates — 0.3%
NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(13)(16)(18)	USD	1,490	$1,455,484
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(13)	USD	3,732	3,820,131

Total United Arab Emirates			$5,275,615

Uzbekistan — 0.1%
Ipoteka-Bank ATIB, 16.00%, 4/16/24(13)	UZS	7,100,000	$661,573
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(13)	UZS	3,000,000	278,028

Total Uzbekistan			$939,601

Total Foreign Corporate Bonds (identified cost $128,456,029)			$122,337,615

Loan Participation Notes — 0.0%(11)

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.0%(11)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(13)(14)(21)	UZS	2,619,000	$236,927
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(13)(14)(21)	UZS	2,952,000	268,728

Total Loan Participation Notes (identified cost $554,917)			$505,655

Reinsurance Side Cars — 2.5%

Security	Principal Amount/ Shares		Value
Eden Re II, Ltd., 0.00%, 3/20/26(1)(14)(22)		$8,000,000	$8,031,200
Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(1)(14)(22)		$7,471	37,382
Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(1)(14)(22)		$8,667	118,600
Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(1)(14)(22)		$1,440	18,807
Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(1)(14)(22)		$11,140	365,167

Security	Principal Amount/ Shares		Value
Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(1)(14)(22)		$990,000	$526,680
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(14)(22)		$270,000	207,900
Eden Re II, Ltd., Series 2021B, 0.00%, 3/21/25(1)(14)(22)		$2,670,000	2,091,411
Eden Re II, Ltd., Series 2022B, 0.00%, 3/20/26(1)(14)(22)		$6,800,000	6,827,200
Mt. Logan Re, Ltd., Series 13, Preference Shares(12)(14)(22)(23)		10,000	10,060,261
Mt. Logan Re, Ltd., Series 17, Preference Shares(12)(14)(22)(23)		860	865,625
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(12)(14)(22)(23)		1,829	495,494
Sussex Capital, Ltd., Designated Investment Series 5, 5/19(12)(14)(22)(23)		249	39,451
Sussex Capital, Ltd., Designated Investment Series 5, 12/19(12)(14)(22)(23)		791	21,851
Sussex Capital, Ltd., Designated Investment Series 5, 6/20(12)(14)(22)(23)		434	79,696
Sussex Capital, Ltd., Designated Investment Series 5, 12/20(12)(14)(22)(23)		292	53,507
Sussex Capital, Ltd., Designated Investment Series 5, 4/21(12)(14)(22)(23)		247	165,008
Sussex Capital, Ltd., Designated Investment Series 5, 12/21(12)(14)(22)(23)		958	952,280
Sussex Capital, Ltd., Designated Investment Series 15, 12/21(12)(14)(22)(23)		743	738,092
Sussex Capital, Ltd., Series 5, Preference Shares(12)(14)(22)(23)		6,000	5,543,974
Sussex Capital, Ltd., Series 15, Preference Shares(12)(14)(22)(23)		5,000	4,220,986
Sussex Re, Ltd., Series 2020A(12)(14)(22)(23)		4,081,939	232,262
Sussex Re, Ltd., Series 2021A(12)(14)(22)(23)		4,154,232	4,224,854
Versutus Re, Ltd., Series 2019(12)(14)(22)(23)		220,133	41,275

Total Reinsurance Side Cars (identified cost $41,987,422)			$45,958,963

Sovereign Government Bonds — 21.0%

Security	Principal Amount (000’s omitted)		Value
China — 1.8%
China Development Bank, 3.70%, 10/20/30	CNY	170,000	$28,067,143
China Government Bond, 3.53%, 10/18/51	CNY	29,300	4,812,451

Total China			$32,879,594

Egypt — 2.0%
Egypt Government Bond:
14.483%, 4/6/26	EGP	560,377	$35,816,389
14.563%, 7/6/26	EGP	27,330	1,749,163

Total Egypt			$37,565,552

Iceland — 1.1%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$6,861,852
6.50%, 1/24/31	ISK	1,234,839	11,037,026
8.00%, 6/12/25	ISK	194,682	1,696,377

Total Iceland			$19,595,255

Security	Principal Amount (000’s omitted)		Value
Indonesia — 3.0%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	799,107,000	$55,674,121

Total Indonesia			$55,674,121

New Zealand — 1.6%
New Zealand Government Bond:
2.75%, 5/15/51	NZD	19,000	$11,977,983
3.00%, 9/20/30(13)(24)	NZD	21,564	17,118,928

Total New Zealand			$29,096,911

Serbia — 1.9%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,419,480	$34,704,567
5.875%, 2/8/28	RSD	3,280	35,329

Total Serbia			$34,739,896

South Africa — 6.3%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,595,863	$114,892,764

Total South Africa			$114,892,764

Suriname — 0.5%
Republic of Suriname, 9.25%, 10/26/26(13)(19)	USD	11,370	$8,689,522

Total Suriname			$8,689,522

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(13)(24)	THB	1,101,362	$33,178,729

Total Thailand			$33,178,729

Ukraine — 1.0%
Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	$892,623
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(13)(25)	USD	4,433	3,364,869
11.67%, 11/22/23	UAH	25,000	832,558
15.84%, 2/26/25	UAH	394,170	13,825,581

Total Ukraine			$18,915,631

Total Sovereign Government Bonds (identified cost $397,167,496)			$385,227,975

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 6.198%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(26)		$1,822	$1,849,575

Total Sovereign Loans (identified cost $1,825,802)			$1,849,575

U.S. Government Guaranteed Small Business Administration Loans(27)(28) — 1.8%

Security	Principal Amount	Value
0.66%, 3/15/30	$2,695,021	$39,538
0.73%, 7/15/31	2,806,988	54,363
0.93%, 5/15/42	1,570,885	51,374
0.98%, 4/15/32	1,300,678	43,007
1.31%, 4/15/42 to 7/15/42	5,713,470	276,948
1.34%, 9/15/41	1,832,522	91,320
1.38%, 6/15/41	3,111,968	145,451
1.56%, 7/15/42	1,116,478	61,025
1.61%, 12/15/41 to 7/15/42	3,777,900	222,017
1.63%, 9/15/41	1,908,129	117,338
1.68%, 7/15/41	1,935,606	123,944
1.73%, 10/15/33 to 11/21/41	2,695,937	155,572
1.81%, 12/21/41 to 11/15/42	6,280,333	413,325
1.86%, 2/13/42 to 6/15/42	12,234,081	807,542
1.91%, 2/15/42 to 7/15/42	6,669,468	480,111
1.93%, 7/15/42	1,707,792	119,101
1.96%, 11/29/30 to 6/15/42	2,230,608	139,662
2.06%, 5/15/42 to 7/15/42	5,054,352	372,131
2.11%, 4/15/33 to 7/15/42	4,587,134	324,093
2.16%, 5/15/42 to 6/15/42	3,801,390	279,849
2.21%, 8/15/42	3,177,723	243,650
2.23%, 1/15/41 to 7/15/41	2,669,185	219,504
2.28%, 11/1/29	1,165,284	56,242
2.31%, 4/15/42 to 7/15/42	5,042,612	441,251
2.36%, 1/16/42 to 6/15/42	13,251,328	1,130,172
2.38%, 6/15/42	1,470,935	123,858
2.39%, 7/15/40	1,346,388	102,767
2.41%, 1/15/38 to 7/15/42	13,599,599	1,158,517
2.43%, 3/15/41	1,340,328	124,422
2.46%, 12/15/26 to 8/15/42	8,098,185	543,698
2.48%, 2/23/41	1,110,779	100,381
2.56%, 1/15/41 to 7/15/42	1,958,385	194,027
2.61%, 2/15/42 to 7/15/42	3,699,737	345,543
2.66%, 3/15/42 to 6/15/42	4,423,325	433,711
2.68%, 4/15/41 to 4/15/42	3,321,321	338,702
2.71%, 7/15/31 to 8/15/42	16,759,546	1,592,947
2.77%, 1/15/42 to 3/15/43(29)	13,774,447	1,443,913
2.86%, 5/15/32 to 7/15/42	14,345,637	1,498,929
2.89%, 8/15/40	987,523	92,197
2.91%, 12/15/41 to 7/15/42	11,745,676	1,282,799
2.93%, 4/15/41 to 7/15/42	4,095,369	415,945
2.96%, 5/15/27 to 1/15/43	9,760,672	972,297
2.98%, 2/15/41 to 7/15/42	5,400,184	632,901
2.99%, 10/25/41 to 1/7/43(29)	23,508,638	2,572,680
3.03%, 7/15/41 to 6/15/42	2,392,847	265,240
3.11%, 3/15/42 to 6/15/42	3,827,216	427,233
3.13%, 6/15/32	567,741	52,673
3.16%, 5/15/42 to 1/15/43	15,349,879	1,827,636
3.19%, 8/15/39	1,463,122	159,373

Security	Principal Amount	Value
3.21%, 12/15/26 to 7/15/42	$11,316,358	$1,171,689
3.24%, 7/15/28 to 4/15/42	2,498,248	217,020
3.28%, 6/21/26 to 7/15/42	5,273,733	553,151
3.36%, 3/15/42 to 5/15/42	2,965,921	368,316
3.41%, 4/15/42 to 12/15/42	5,518,091	708,440
3.43%, 9/15/41	895,299	106,099
3.46%, 2/15/27 to 8/15/42	10,074,458	917,234
3.48%, 5/15/36 to 7/15/42	2,183,047	267,673
3.53%, 6/15/26 to 8/15/42	1,675,422	124,294
3.61%, 6/15/32 to 6/15/42	7,041,664	980,822
3.64%, 8/15/41 to 12/15/41	3,593,838	533,419
3.66%, 5/15/42 to 7/15/42	6,207,772	861,109
3.68%, 5/15/41 to 5/15/42	2,695,289	360,085
3.71%, 1/15/24 to 7/15/42	19,298,234	1,783,007
3.73%, 1/15/37	1,726,151	187,655
3.78%, 2/15/27 to 5/15/42	3,814,046	456,064

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $43,776,874)		$32,706,996

Senior Floating-Rate Loans — 0.1%(30)

Borrower/Description	Principal Amount (000’s omitted)	Value
Dominican Republic — 0.0%(11)
Ingenieria Estrella, S.A., and Dominicana Cooperatief U.A., Term Loan, 5.251%, (6 mo. USD LIBOR + 5.00%), 11/29/24	$966	$949,488

Total Dominican Republic		$949,488

Mexico — 0.1%
Petroleos Mexicanos, Term Loan, 6/28/24(31)	$1,374	$1,325,910

Total Mexico		$1,325,910

Total Senior Floating-Rate Loans (identified cost $2,261,241)		$2,275,398

Short-Term Investments — 12.4%

Affiliated Fund — 9.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(32)	167,773,558	$167,756,781

Total Affiliated Fund (identified cost $167,756,781)		$167,756,781

Repurchase Agreements — 1.4%

Description	Principal Amount (000’s omitted)		Value
Barclay’s Bank PLC:
Dated 10/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $5,785,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $7,698,078(33)		$8,185	$8,185,312
Dated 11/10/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $8,000,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $8,670,462(33)		9,293	9,293,401
Dated 12/14/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $7,715,000 Peruvian Government International Bond, 3.55%, due 3/10/51 and a market value, including accrued interest, of $7,546,074(33)		8,207	8,206,831

Total Repurchase Agreements (identified cost $25,685,544)			$25,685,544

Sovereign Government Securities — 1.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 1.5%
Egypt Treasury Bill:
0.00%, 2/15/22	EGP	205,000	$12,998,617
0.00%, 2/22/22	EGP	110,000	6,964,885
0.00%, 5/31/22	EGP	17,300	1,064,641
0.00%, 6/21/22	EGP	39,500	2,413,766
0.00%, 6/28/22	EGP	57,700	3,517,542

Total Egypt			$26,959,451

Total Sovereign Government Securities (identified cost $26,873,926)			$26,959,451

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 2/10/22(34)		$3,675	$3,674,974
0.00%, 3/3/22(34)		3,325	3,324,917

Total U.S. Treasury Obligations (identified cost $6,999,871)			$6,999,891

Total Short-Term Investments (identified cost $227,316,122)			$227,401,667

			Value

Total Purchased Swaptions —0.0%(11) (identified cost $177,310)			$3,033

Total Investments — 107.5% (identified cost $2,089,047,419)			$1,971,697,213

Securities Sold Short — (1.3)%

Foreign Corporate Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Chile — (0.5)%
Corp. Nacional del Cobre de Chile, 4.375%, 2/5/49(13)	USD	(8,000)	$(8,499,351)

Total Chile			$(8,499,351)

Total Foreign Corporate Bonds (proceeds $8,912,235)			$(8,499,351)

Sovereign Government Bonds — (0.8)%

Security	Principal Amount (000’s omitted)		Value
Peru — (0.8)%
Peruvian Government International Bond:
3.55%, 3/10/51	USD	(7,715)	$(7,438,803)
5.625%, 11/18/50	USD	(5,785)	(7,632,093)

Total Peru			$(15,070,896)

Total Sovereign Government Bonds (proceeds $15,805,137)			$(15,070,896)

Total Securities Sold Short (proceeds $24,717,372)			$(23,570,247)

Other Assets, Less Liabilities — (6.2)%	$(114,552,315)

Net Assets — 100.0%	$1,833,574,651

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $347,523,583 or 19.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)	When-issued security. For a variable rate security, interest rate will be determined after January 31, 2022.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2022.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate.

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2022.

(10)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $162,365,519 or 8.9% of the Portfolio’s net assets.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Step coupon security. Interest rate represents the rate in effect at January 31, 2022.

(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(17)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at January 31, 2022.

(18)	Security converts to variable rate after the indicated fixed-rate coupon period.

(19)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(20)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(21)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(22)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(23)	Restricted security.

(24)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(25)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(26)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(27)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(29)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2022 of all interest only securities comprising the certificate.

(30)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(31)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(32)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(33)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(34)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(11)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	55,230,000	2/10/22	$0
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	14,620,000	2/16/22	24
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	14,620,000	2/21/22	835
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	11,210,000	2/23/22	700
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	14,620,000	2/23/22	1,474

Total					$3,033

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)
9/1/22	USD 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(600,861)

Total				$(600,861)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	7,400,000	USD	1,308,332	2/2/22	$85,237
BRL	6,100,000	USD	1,118,425	2/2/22	30,330
BRL	7,400,000	USD	1,381,267	2/2/22	12,304
BRL	6,100,000	USD	1,138,612	2/2/22	10,142
PHP	191,200,000	USD	3,736,199	2/2/22	14,659
PHP	166,900,000	USD	3,261,358	2/2/22	12,796
PHP	358,100,000	USD	7,034,120	2/2/22	(9,107)
RUB	128,380,000	USD	1,768,390	2/2/22	(107,454)
USD	1,138,612	BRL	6,100,000	2/2/22	(10,142)
USD	1,381,267	BRL	7,400,000	2/2/22	(12,304)
USD	1,110,228	BRL	6,100,000	2/2/22	(38,527)
USD	1,335,788	BRL	7,400,000	2/2/22	(57,782)
USD	3,338,067	PHP	166,900,000	2/2/22	63,913
USD	3,765,499	PHP	191,200,000	2/2/22	14,641
USD	6,997,557	PHP	358,100,000	2/2/22	(27,455)
NZD	32,000,000	USD	20,985,600	2/3/22	70,151
NZD	19,094,439	USD	12,522,133	2/3/22	41,859
NZD	40,460,027	USD	28,967,639	2/3/22	(2,345,257)
USD	22,910,624	NZD	32,000,000	2/3/22	1,854,873
USD	13,670,797	NZD	19,094,439	2/3/22	1,106,805
USD	26,533,685	NZD	40,460,027	2/3/22	(88,697)
CLP	1,135,000,000	USD	1,328,464	2/7/22	88,110
TWD	159,000,000	USD	5,718,396	2/7/22	(1,850)
TWD	159,000,000	USD	5,745,411	2/7/22	(28,865)
USD	1,417,474	CLP	1,135,000,000	2/7/22	900
USD	1,624,192	RUB	128,380,000	2/7/22	(36,745)
USD	5,746,067	TWD	159,000,000	2/7/22	29,522
USD	5,718,396	TWD	159,000,000	2/7/22	1,850
IDR	57,630,000,000	USD	3,969,828	2/8/22	45,320
USD	4,015,524	IDR	57,630,000,000	2/8/22	376
AUD	42,245,000	USD	31,260,286	2/10/22	(1,390,178)
KRW	3,380,000,000	USD	2,854,761	2/10/22	(51,144)
USD	2,855,245	KRW	3,380,000,000	2/10/22	51,629
USD	36,127,551	ZAR	556,635,241	2/16/22	(18,609)
USD	35,683,447	NZD	51,069,006	2/22/22	2,089,948
USD	13,720,422	NZD	19,636,229	2/22/22	803,593
USD	1,330,984	ZAR	21,149,077	2/23/22	(41,011)
USD	39,313,806	ZAR	624,688,513	2/23/22	(1,211,355)
USD	1,345,511	ZAR	21,467,627	2/25/22	(46,756)
USD	17,485,194	ZAR	278,976,268	2/25/22	(607,601)
SEK	60,300,000	USD	6,799,193	3/1/22	(331,079)
USD	2,930,805	MXN	62,462,496	3/1/22	(83,929)
TWD	181,000,000	USD	6,522,570	3/3/22	(1,093)
USD	6,595,272	TWD	181,000,000	3/3/22	73,795
PEN	1,917,268	USD	467,700	3/9/22	29,033
USD	1,121,173	PEN	4,596,080	3/9/22	(69,598)
USD	4,292,003	ZAR	69,075,496	3/9/22	(180,173)
PEN	1,782,732	USD	433,818	3/10/22	28,028

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	962,083	PEN	3,700,000	3/10/22	$3,537
COP	8,550,000,000	USD	2,167,289	3/16/22	(12,477)
EUR	5,724,959	USD	6,474,796	3/16/22	(37,129)
USD	2,136,585	COP	8,550,000,000	3/16/22	(18,227)
USD	35,327,224	EUR	31,236,027	3/16/22	202,581
USD	25,753,344	EUR	22,770,885	3/16/22	147,680
USD	7,008,764	EUR	6,197,089	3/16/22	40,191
USD	5,482,655	EUR	4,847,716	3/16/22	31,440
USD	2,854,004	EUR	2,523,486	3/16/22	16,366
USD	1,017,879	EUR	900,000	3/16/22	5,837
USD	1,859,821	ZAR	30,131,883	3/16/22	(89,059)
IDR	121,503,131,468	USD	8,403,869	3/17/22	47,730
IDR	87,196,150,622	USD	6,027,870	3/17/22	37,380
IDR	91,127,348,000	USD	6,302,030	3/17/22	36,670
USD	20,736,332	IDR	299,826,630,090	3/17/22	(119,216)
USD	1,904,394	ZAR	31,251,159	3/18/22	(116,298)
USD	7,974,149	ZAR	130,883,702	3/25/22	(480,276)
USD	5,288,078	ZAR	84,963,546	4/4/22	(192,289)
USD	2,522,114	ZAR	40,370,220	4/6/22	(81,145)
TWD	186,935,000	USD	6,816,723	4/8/22	(64,877)
TWD	182,565,000	USD	6,667,580	4/8/22	(73,572)
USD	13,435,387	TWD	369,500,000	4/8/22	89,532
INR	323,000,000	USD	4,319,163	4/13/22	(29,925)
USD	4,280,584	INR	323,000,000	4/13/22	(8,654)
IDR	130,000,000,000	USD	8,992,495	4/18/22	23,652
IDR	80,000,000,000	USD	5,537,290	4/18/22	11,108
IDR	213,255,153,896	USD	14,788,948	4/18/22	1,357
USD	87,596,465	IDR	1,262,089,863,131	4/18/22	64,256
MXN	11,500,000	USD	552,428	4/21/22	(2,598)
MXN	17,700,000	USD	850,258	4/21/22	(3,999)
NZD	647,265	USD	433,622	4/26/22	(8,396)
USD	7,847,054	NZD	11,713,245	4/26/22	151,947
NZD	40,460,027	USD	26,486,995	5/2/22	89,859
USD	12,500,098	NZD	19,094,439	5/2/22	(42,407)
USD	20,948,672	NZD	32,000,000	5/2/22	(71,070)

					$(687,388)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,672,631	PLN	12,400,000	Bank of America, N.A.	2/3/22	$—	$(35,872)
PLN	12,400,000	EUR	2,615,979	BNP Paribas	2/3/22	99,521	—
USD	1,312,223	ZAR	20,450,000	Bank of America, N.A.	2/3/22	—	(18,114)
USD	1,108,687	ZAR	16,960,000	Goldman Sachs International	2/3/22	5,385	—
ZAR	37,410,000	USD	2,441,295	HSBC Bank USA, N.A.	2/3/22	—	(7,656)
USD	799,868	EUR	708,000	Deutsche Bank AG	2/4/22	4,433	—
EGP	23,300,000	USD	1,444,961	Goldman Sachs International	2/8/22	35,803	—
CZK	72,000,000	EUR	2,807,730	JPMorgan Chase Bank, N.A.	2/11/22	166,160	—
EUR	2,837,953	CZK	72,000,000	Societe Generale	2/11/22	—	(132,200)
USD	2,912,319	UAH	81,676,000	Bank of America, N.A.	2/14/22	50,414	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,461,983	UAH	40,994,000	Bank of America, N.A.	2/14/22	$25,564	$—
USD	349,077	ZAR	5,400,000	Standard Chartered Bank	2/17/22	—	(1,532)
USD	1,778,630	ZAR	27,461,917	Standard Chartered Bank	2/17/22	—	(4,409)
ZAR	42,670,799	USD	2,659,251	Standard Chartered Bank	2/17/22	111,265	—
ZAR	42,200,000	USD	2,630,072	Standard Chartered Bank	2/17/22	109,877	—
USD	32,901,908	THB	1,074,872,439	Standard Chartered Bank	2/18/22	621,788	—
USD	324,652	UAH	9,100,000	Goldman Sachs International	2/18/22	6,429	—
HUF	987,000,000	EUR	2,692,766	UBS AG	2/21/22	86,738	—
MXN	11,600,000	USD	550,652	Bank of America, N.A.	2/22/22	9,868	—
MXN	7,500,000	USD	356,025	Bank of America, N.A.	2/22/22	6,380	—
MXN	18,067,943	USD	854,910	Standard Chartered Bank	2/22/22	18,146	—
MXN	11,762,496	USD	556,559	Standard Chartered Bank	2/22/22	11,813	—
MXN	8,900,000	USD	422,385	UBS AG	2/22/22	7,669	—
MXN	5,700,000	USD	270,516	UBS AG	2/22/22	4,912	—
USD	359,563	UAH	10,377,000	Citibank, N.A.	2/24/22	—	(2,230)
ILS	6,240,000	USD	1,986,690	BNP Paribas	3/1/22	—	(14,414)
USD	1,978,832	ILS	6,240,000	Bank of America, N.A.	3/1/22	6,556	—
TRY	5,900,000	USD	307,899	Standard Chartered Bank	3/2/22	128,658	—
USD	419,625	TRY	5,900,000	Credit Suisse International	3/2/22	—	(16,932)
CZK	90,000,000	EUR	3,546,059	HSBC Bank USA, N.A.	3/3/22	155,911	—
EUR	3,503,663	CZK	90,000,000	Bank of America, N.A.	3/3/22	—	(203,569)
EUR	4,854,158	HUF	1,780,000,000	BNP Paribas	3/3/22	—	(151,872)
HUF	793,000,000	EUR	2,143,862	Standard Chartered Bank	3/3/22	88,672	—
MXN	29,000,000	USD	1,346,501	Bank of America, N.A.	3/3/22	52,687	—
SGD	7,500,000	USD	5,493,462	JPMorgan Chase Bank, N.A.	3/3/22	57,465	—
THB	80,900,000	USD	2,415,248	Standard Chartered Bank	3/3/22	14,167	—
USD	1,347,775	MXN	29,000,000	JPMorgan Chase Bank, N.A.	3/3/22	—	(51,413)
USD	5,503,113	SGD	7,500,000	UBS AG	3/3/22	—	(47,814)
USD	2,383,178	THB	80,900,000	Standard Chartered Bank	3/3/22	—	(46,237)
USD	1,588,235	MYR	6,750,000	Goldman Sachs International	3/7/22	—	(26,225)
USD	266,961	ZAR	4,300,000	Citibank, N.A.	3/7/22	—	(11,515)
USD	3,030,402	ZAR	48,802,216	Citibank, N.A.	3/7/22	—	(130,122)
EUR	2,502,499	PLN	11,600,000	HSBC Bank USA, N.A.	3/10/22	—	(21,821)
PLN	11,600,000	EUR	2,489,143	HSBC Bank USA, N.A.	3/10/22	36,837	—
USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(46,027)
USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(120,205)
USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(283,518)
ILS	6,735,000	USD	2,168,940	BNP Paribas	3/16/22	—	(39,450)
USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(92,704)
USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(92,798)
USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(100,679)
USD	3,375,885	EUR	2,984,929	BNP Paribas	3/16/22	19,359	—
USD	1,269,727	EUR	1,122,682	BNP Paribas	3/16/22	7,281	—
USD	2,161,440	ILS	6,735,000	BNP Paribas	3/16/22	31,950	—
USD	716,607	UAH	20,108,000	Goldman Sachs International	3/17/22	22,217	—
USD	26,501,711	CNH	168,800,000	Goldman Sachs International	3/21/22	83,015	—
USD	4,894,473	CNH	31,107,515	Societe Generale	3/21/22	25,871	—
USD	43,633,757	CNH	280,000,000	UBS AG	3/21/22	—	(188,725)
USD	303,880	UAH	8,522,000	Bank of America, N.A.	3/21/22	10,102	—
EUR	2,288,795	HUF	856,000,000	Citibank, N.A.	3/22/22	—	(117,934)
HUF	856,000,000	EUR	2,311,019	Barclays Bank PLC	3/22/22	92,938	—
USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(86,519)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	$—	$(128,049)
USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(138,527)
CZK	87,600,000	EUR	3,493,434	Barclays Bank PLC	4/5/22	86,856	—
CZK	78,800,000	EUR	3,203,393	Barclays Bank PLC	4/5/22	9,617	—
EUR	6,736,789	CZK	166,400,000	Societe Generale	4/5/22	—	(51,513)
EUR	2,922,174	HUF	1,085,000,000	UBS AG	4/5/22	—	(119,878)
EUR	3,342,921	PLN	15,275,000	HSBC Bank USA, N.A.	4/5/22	34,855	—
HUF	1,085,000,000	EUR	3,008,323	HSBC Bank USA, N.A.	4/5/22	22,953	—
ILS	6,180,000	USD	1,996,929	UBS AG	4/5/22	—	(41,958)
PLN	15,275,000	EUR	3,304,208	Societe Generale	4/5/22	8,701	—
SGD	8,040,000	USD	5,945,796	HSBC Bank USA, N.A.	4/5/22	4,395	—
USD	1,976,866	ILS	6,180,000	HSBC Bank USA, N.A.	4/5/22	21,895	—
USD	5,937,476	SGD	8,040,000	State Street Bank and Trust Company	4/5/22	—	(12,715)
THB	96,000,000	USD	2,885,916	Standard Chartered Bank	4/7/22	—	(2,858)
USD	2,886,431	THB	96,000,000	Standard Chartered Bank	4/7/22	3,373	—
HUF	2,400,000,000	EUR	6,585,306	Standard Chartered Bank	4/11/22	122,754	—
HUF	2,300,000,000	EUR	6,318,036	Standard Chartered Bank	4/11/22	109,630	—
PLN	2,900,000	EUR	628,932	HSBC Bank USA, N.A.	4/11/22	—	(663)
PLN	1,900,000	EUR	412,132	Standard Chartered Bank	4/11/22	—	(516)
PLN	2,490,000	EUR	542,164	Standard Chartered Bank	4/11/22	—	(2,988)
PLN	18,100,000	EUR	3,924,885	Standard Chartered Bank	4/11/22	—	(3,550)
PLN	5,737,608	EUR	1,249,986	Standard Chartered Bank	4/11/22	—	(7,671)
PLN	35,900,000	EUR	7,790,291	Standard Chartered Bank	4/11/22	—	(13,314)
EUR	2,170,882	HUF	789,313,000	Bank of America, N.A.	4/20/22	—	(31,815)
HUF	789,313,000	EUR	2,180,057	HSBC Bank USA, N.A.	4/20/22	21,489	—
MXN	51,853,000	USD	2,482,017	Goldman Sachs International	4/20/22	—	(2,389)
USD	2,492,584	MXN	51,853,000	Barclays Bank PLC	4/20/22	12,956	—
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(828,708)
USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(11,924)
USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	—	(2,968)
USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(28,143)
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(177,757)
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(125,475)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(103,051)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(67,912)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(13,917)

						$2,675,325	$(4,010,765)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
3/15/22	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$6,943,357	$11,880
3/17/22	COP	25,232,830	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	6,391,642	371
3/25/22	COP	8,255,529	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,091,180	29,375
3/29/22	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,036,096	11,282
3/30/22	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,943,357	18,692

						$71,600

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	18	Long	3/31/22	$3,899,813	$(30,122)
U.S. 10-Year Treasury Note	74	Long	3/22/22	9,469,687	(74,400)
U.S. Ultra-Long Treasury Bond	134	Long	3/22/22	25,317,625	(619,646)
Euro-Bobl	(7)	Short	3/8/22	(1,039,956)	14,068
U.S. 5-Year Treasury Note	(810)	Short	3/31/22	(96,554,531)	794,187
U.S. 10-Year Treasury Note	(1,752)	Short	3/22/22	(224,201,250)	1,622,051
U.S. Long Treasury Bond	(2)	Short	3/22/22	(311,250)	5,410

					$1,711,548

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$332,857
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	1,020,960
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(62,128)
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(61,232)
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(61,232)
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	7,779
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(443,958)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(1,042,602)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	269,082
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	272,322
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	272,322
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	102,276
USD	10,320	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(126,238)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	50,470	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.00% (pays upon termination)	12/2/26	$(564,459)
USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(163,488)
USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(164,596)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(398,385)
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	937,351
USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.30% (pays upon termination)	2/25/31	1,811,412
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(2,640,138)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	164,512
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	45,909
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,176,657
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(390,381)
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(197,655)
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	(92,941)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	377,487
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	364,361
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	234,030

							$2,979,884

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09 (pays upon termination	% )	4/2/29	$2,057,116

									$2,057,116

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	$1,170,324	$—	$1,170,324
COP	25,273,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	578,986	—	578,986
COP	14,519,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	318,604	—	318,604
COP	15,543,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	331,352	—	331,352
COP	49,441,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.18% (pays quarterly)	3/16/27	(79,024)	—	(79,024)
COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	127,006	—	127,006
COP	5,037,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	141,657	—	141,657
COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	90,294	—	90,294
CZK	279,600	Receives	6-month CZK PRIBOR (pays semi-annually)	4.10% (pays annually)	3/16/27	7,414	—	7,414
HUF	3,242,400	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	32,585	—	32,585
ILS	65,800	Receives	3-month ILS TELBOR (pays quarterly)	0.99% (pays annually)	3/16/27	240,644	—	240,644
INR	2,028,500	Receives	Mumbai Overnight Interbank Offered Rate (pays semi-annually)	5.80% (pays semi-annually)	3/16/27	—	—	—
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	1,067,393	—	1,067,393
MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	198,304	—	198,304
MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	52,685	—	52,685
MXN	393,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(1,465,776)	—	(1,465,776)
MXN	393,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(1,472,924)	—	(1,472,924)
MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	(1,091,614)	—	(1,091,614)
MXN	254,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.40% (pays monthly)	8/18/26	(509,093)	—	(509,093)
PLN	43,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.16% (pays annually)	3/16/27	41,065	—	41,065
THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	115,754	—	115,754

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	192,358	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	$5,397	$—	$5,397
USD	60,790	Receives	SOFR (pays annually)	1.06% (pays annually)	12/2/26	967,514	—	967,514
USD	14,800	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	26,485	—	26,485
USD	14,850	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	29,783	—	29,783
USD	29,550	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	150,278	—	150,278
USD	12,100	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	645,265	—	645,265
ZAR	249,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	3/16/27	(35,437)	—	(35,437)

Total						$1,684,921	$—	$1,684,921

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	61,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(364,907)
Barclays Bank PLC	RUB	970,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	9.75% (pays annually)	3/16/27	50,414
BNP Paribas	MYR	55,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(323,836)
BNP Paribas	MYR	55,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(323,836)
Goldman Sachs International	MYR	44,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(254,834)
Goldman Sachs International	MYR	13,500	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(81,471)
Standard Chartered Bank	MYR	99,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(561,078)
Standard Chartered Bank	MYR	43,900	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(267,180)

							$(2,126,728)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$6,700	1.00% (pays quarterly)(1)	12/20/26	$374,303	$(296,314)	$77,989
Malaysia	23,900	1.00% (pays quarterly)(1)	12/20/26	(480,898)	632,636	151,738
Turkey	3,484	1.00% (pays quarterly)(1)	12/20/26	607,119	(614,299)	(7,180)

				$500,524	$(277,977)	$222,547

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	$154,270
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	158,017
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	80,408
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	280,179
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	88,180
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	177,023
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	178,349
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	149,810
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	97,640
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	143,477

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	$89,610
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	86,465

				$1,683,428

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	-	American Depositary Receipt

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2022 were $1,266,649 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At January 31, 2022, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$6,658,283	$10,060,261
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	865,625
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	495,494
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,451
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	21,851
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	79,696
Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	53,507
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	165,008
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	—	952,280
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	—	738,092
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,563,671	5,543,974
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	5,000,000	4,220,986
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	199,691	232,262
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	4,224,854
Versutus Re, Ltd., Series 2019	1/21/20	220,133	—	41,275

Total Restricted Securities			$23,228,705	$27,734,616

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At January 31, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $168,124,281, which represents 9.2% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend Income	Principal amount/ Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class D, 4.351%, 8/15/46	$367,500	$—	$—	$—	$(9,038)	$367,500	$64,032	$5,000,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	320,744,078	620,658,390	(773,631,427)	(14,260)	—	167,756,781	32,977	167,773,558

Totals				$(14,260)	$(9,038)	$168,124,281	$97,009

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Asset-Backed Securities	$—	$329,220,669		$—	$329,220,669
Closed-End Funds	9,302,979	—		—	9,302,979
Collateralized Mortgage Obligations	—	242,402,751		—	242,402,751
Commercial Mortgage-Backed Securities	—	31,681,902		—	31,681,902
Government National Mortgage Association Participation Agreements	—	224,870,079		—	224,870,079
U.S. Government Agency Mortgage-Backed Securities	—	299,331,971		—	299,331,971
Common Stocks	814,350	10,511,349	*	—	11,325,699
Convertible Bonds	—	5,294,286		—	5,294,286
Foreign Corporate Bonds	—	121,407,147		930,468	122,337,615
Loan Participation Notes	—	—		505,655	505,655
Reinsurance Side Cars	—	—		45,958,963	45,958,963
Sovereign Government Bonds	—	385,227,975		—	385,227,975
Sovereign Loans	—	1,849,575		—	1,849,575
U.S. Government Guaranteed Small Business Administration Loans	—	32,706,996		—	32,706,996
Senior Floating-Rate Loans	—	2,275,398		—	2,275,398
Short-Term Investments -
Affiliated Fund	—	167,756,781		—	167,756,781
Repurchase Agreements	—	25,685,544		—	25,685,544
Sovereign Government Securities	—	26,959,451		—	26,959,451
U.S. Treasury Obligations	—	6,999,891		—	6,999,891

Asset Description	Level 1	Level 2	Level 3	Total
Purchased Interest Rate Swaptions	$—	$3,033	$—	$3,033
Total Investments	$10,117,329	$1,914,184,798	$47,395,086	$1,971,697,213
Forward Foreign Currency Exchange Contracts	$—	$10,236,262	$—	$10,236,262
Non-deliverable Bond Forward Contracts	—	71,600	—	71,600
Futures Contracts	2,435,716	—	—	2,435,716
Swap Contracts	—	20,500,486	—	20,500,486
Total	$12,553,045	$1,944,993,146	$47,395,086	$2,004,941,277

Liability Description
Securities Sold Short	$—	$(23,570,247)	$—	$(23,570,247)
Forward Commodity Contracts	—	(600,861)	—	(600,861)
Forward Foreign Currency Exchange Contracts	—	(12,259,090)	—	(12,259,090)
Futures Contracts	(724,168)	—	—	(724,168)
Swap Contracts	—	(13,721,341)	—	(13,721,341)
Total	$(724,168)	$(50,151,539)	$—	$(50,875,707)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Total
Balance as of October 31, 2021	$1,034,540	$526,298	$39,352,445	$40,913,283
Realized gains (losses)	—	—	(1,446,242)	(1,446,242)
Change in net unrealized appreciation (depreciation)	8,428	(19,787)	112,760	101,401
Cost of purchases	—	—	14,800,000	14,800,000
Proceeds from sales, including return of capital	(112,500)	—	(6,860,000)	(6,972,500)
Accrued discount (premium)	—	(856)	—	(856)
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—

Balance as of January 31, 2022	$930,468	$505,655	$45,958,963	$47,395,086

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2022	$6,772	$(19,787)	$(848,734)	$(861,749)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2022:

Type of Investment	Fair Value as of January 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$930,468	Matrix Pricing	Credit Spread to U.S. Treasury	24.09%	Decrease
Loan Participation Notes	505,655	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	6.65%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.